INCOME TAX - Valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Valuation allowance	¥ 244,186,061	¥ 193,549,709	¥ 132,566,897	¥ 82,210,810
Statute extended limitation period	5 years	10 years
Underpayment of taxes	¥ 100,000
The PRC
Valuation Allowance [Line Items]
Valuation allowance	¥ 244,186,061